BASIS OF PRESENTATION	3 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION

NOTE 1 – BASIS OF PRESENTATION

The accompanying unaudited consolidated financial statements include the accounts of Ohr Pharmaceutical, Inc. and its subsidiaries (the “Company”). The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X related to interim period financial statements. Accordingly, these consolidated financial statements do not include certain information and footnotes required by GAAP for complete financial statements. However, in the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations, and cash flows at December 31, 2018, and for all periods presented herein, have been made.

It is suggested that these unaudited consolidated financial statements be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2018. The results of operations for the quarterly periods ended December 31, 2018 and 2017 are not necessarily indicative of the operating results for the full years.

NeuBase Merger Agreement

On January 2, 2019, the Company, Ohr Acquisition Corp., a Delaware corporation and a wholly-owned subsidiary of Ohr (“Merger Sub”), and NeuBase Therapeutics, Inc., a Delaware corporation (“NeuBase”), entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), pursuant to which, among other things, subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into NeuBase, with NeuBase becoming a wholly-owned subsidiary of the Company and the surviving corporation of the merger (the “Merger”). See Note 8 below for more information regarding the Merger.

Reverse Stock Split

On January 18, 2019, following a special meeting of the Company’s stockholders, the board of directors of the Company approved a one-for-twenty reverse stock split of the Company’s issued and outstanding shares of common stock (the “Reverse Stock Split”). On January 23, 2019, the Company filed with the Secretary of State of the State of Delaware a Certificate of Amendment to its Certificate of Incorporation to effect the Reverse Stock Split. The Company’s common stock began trading on a split-adjusted basis when the market opened on February 4, 2019. As a result of the Reverse Stock Split, the outstanding common stock has decreased from 56,466,428 shares of common stock, par value $0.0001 per share, to 2,829,248 shares of common stock, par value $0.0001 per share. Unless otherwise noted, impacted amounts and share information included in the financial statements and notes thereto, and elsewhere in this Form 10-Q, have been retroactively adjusted for the Reverse Stock Split as if such Reverse Stock Split occurred on the first day of the first period presented. Certain amounts in the financial statements, the notes thereto, and elsewhere in this Form 10-Q, may be slightly different than previously reported due to rounding of fractional shares as a result of the Reverse Stock Split. See Note 8 below for more information regarding the Reverse Stock Split.